Commitments and Contingencies (Details Textual) € in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
		Apr. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)
Net of royalties paid or accrued		$ 226
Facilities rent expenses			$ 2,004	$ 1,090		$ 978
Payment of earn-out consideration						457
License fees	[1]		$ 21
Expiry date			Expire on various dates, the latest of which is in 2026
Litigation [Member]
Payment of earn-out consideration | €							€ 1,374
Interest on claim | €					€ 171
Legal expenses | €					574
Prepaid legal expenses | €					€ 113
Vendor [Member]
License fees			$ 3,150
Office of Chief Scientist ("IIA") [Member]
Grants received			$ 3,470
Royalty rate			3.50%
Percent of grants received plus interest			100.00%
Net of royalties paid or accrued			$ 2,734	2,150
Cost of revenues with respect to royalties			$ 144	$ 156		$ 128

[1]	Expenses arising from a software licensing agreement which was executed in March 2017. At the time of execution, the vendor was not a related party. On December 24, 2017, upon completion of the tender offer by WP, the vendor became a related party. The expenses were recorded under research and development expenses net, on the consolidated statements of operations.